General information (Details) - USD ($)	Dec. 31, 2024	Dec. 18, 2023
General Information [Abstract]
Adjusted NETC’s net liabilities upon closing	$ 11,206,000	$ 11,200,000
Intangible assets and goodwill		$ 0
Ordinary share, fair value (in dollars per share)		$ 11.99